BUSINESS SEGMENT INFORMATION (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
NET INTEREST INCOME AFTER ALLOWANCE FOR LOAN AND LEASE LOSSES	31,674	25,319	11,780
Fee and commission income	16,630	13,479	8,941
Foreign Operations [Member]
NET INTEREST INCOME AFTER ALLOWANCE FOR LOAN AND LEASE LOSSES	2,377	3,320	5,403
Total revenue from external customers	3,258	3,947	6,007
Investments in unconsolidated companies and premises and equipment, net	1,227	1,420	1,601
Fee and commission income	881	627	604